Cover	Jul. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2026
Entity File Number	001-41941
Entity Registrant Name	Ionic Digital Inc.
Entity Central Index Key	0002007691
Entity Tax Identification Number	99-0565447
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 Massachusetts Avenue NW
Entity Address, Address Line Two	6
Entity Address, Address Line Three	th
Entity Address, City or Town	Floor Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20001
City Area Code	(754)
Local Phone Number	273-6593
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	IOND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false